Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases

Note 16 – Leases

As of December 31, 2022, the Company has finance lease commitments for revenue equipment summarized for the following fiscal years:

	Minimum lease payments	Present value of minimum lease payments
12 months ending December 31,
2023	$865,348	$757,088
2024	774,057	670,952
2025	473,265	410,226
Thereafter	89,368	77,464
Total	2,202,038	1,915,730
Less: amount representing interest	(286,308)
Present value of minimum lease payments	$1,915,730	$1,915,730
Less: current maturities		(757,088)
Capital lease obligations, long-term		$1,158,642

The Company leases certain of its revenue equipment under capital lease agreements. The terms of the capital leases expire at various dates through December 2026. The Company has option to purchase the revenue equipment for a nominal amount at the end of the lease term.

As the Company terminated the VIE agreement with Cheyi Network, all finance lease commitments were terminated and excluded from the Company’s balance sheets. As of December 31, 2023, the balance of finance lease obligations is $9,529.

The total future minimum lease payments under the non-cancellable operating lease with respect to the offices December 31, 2023 are payable as follows:

12 months ending December 31,
2023	449,364
2024	-
Future minimum operating lease payments	$449,364

Rental expense of the Company for the years ended December 31, 2023, 2022 and 2021 were $420,265 $306,396 and $111,024, respectively.